Consolidated Balance Sheets - USD ($)	Jan. 31, 2019	Oct. 31, 2018
Assets
Cash	$ 4,767,000	$ 8,621,279
Trade receivables, net	34,991,000	40,117,777
Inventory	3,931,000	3,809,876
Prepaid expenses and other current assets	7,784,000	3,946,332
Total current assets	51,473,000	56,495,264
Property, plant and equipment, net	228,140,000	201,915,440
Intangible assets, net	215,828,000	36,429,018
Goodwill	238,811,000	74,656,100
Deferred financing costs	1,196,000	647,922
Total assets	735,448,000	370,143,744
Liabilities and Stockholders’ Equity
Revolving loan	17,267,000	62,986,962
Term loans, current portion	17,850,000
Current portion of capital lease obligations	86,000	85,087
Accounts payable	5,540,000	5,191,711
Accrued payroll and payroll expenses	5,384,000	6,705,209
Accrued expenses and other current liabilities	18,047,000	18,829,602
Income taxes payable	1,142,000	1,151,741
Deferred consideration	1,475,000
Total current liabilities	66,791,000	94,950,312
Long term debt, net of discount for deferred financing costs	319,979,000	173,470,065
Contingent consideration		1,458,077
Capital lease obligations, less current portion	546,000	567,665
Deferred income taxes	76,519,000	39,004,853
Total liabilities	463,835,000	309,450,972
Redeemable preferred stock, $0.001 par value, 2,342,264 shares issued and outstanding as of October 31, 2018 and 2017 (liquidation preference of $11,239,060 and $9,845,139), respectively		14,671,869
Class A common stock, $0.0001 par value; 21,118,267 and 21,815,963 shares subject to possible redemption (at $10.20 per share) at December 5, 2018 and December 31, 2017, respectively	25,000,000
Common stock	3,000	7,576
Additional paid-in capital	261,808,000	18,724,707
Accumulated other comprehensive income	(557,000)	584,074
Retained earnings (accumulated deficit)	(14,641,000)	26,704,546
	246,613,000	46,020,903
Total liabilities and stockholders’ equity	$ 735,448,000	$ 370,143,744